Related-Party Transactions - Stock options (Details)		12 Months Ended
	Sep. 12, 2017	Dec. 31, 2022 Option Options $ / shares shares	Dec. 31, 2022 EUR (€) Option Options tranche € / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€) Options Option € / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) Option Options
Sofinnova Capital VII FCPR
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		2,764,194	2,764,194
Mr. Dinko Valerio
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		725,692	725,692
Number of options outstanding | Options		170,356	170,356
Number of options granted			23,931		23,239		24,615
Exercise price of options granted | (per share)			€ 8.10		€ 4.20	$ 9.91
Borrowings, interest rate	8.00%
Period after which unconverted loans become payable on demand	24 months
Shares sold through exercise of options | shares					32,272
Mr. Dinko Valerio | Scenario One
Transactions between the Company and related parties
Number of tranches			4
Vesting period percentage			25.00%
Mr. Dinko Valerio | Scenario Two
Transactions between the Company and related parties
Number of tranches			13
Number of remaining tranches			12
Vesting period percentage			6.25%
Ms. Alison F. Lawton
Transactions between the Company and related parties
Number of options outstanding | Options		183,176	183,176
Number of options granted			23,931		23,239		24,615
Exercise price of options granted | (per share)			€ 8.10		€ 4.20	9.91
Ms. Alison F. Lawton | Scenario One
Transactions between the Company and related parties
Number of tranches			4
Vesting period percentage			25.00%
Ms. Alison F. Lawton | Scenario Two
Transactions between the Company and related parties
Number of tranches			13
Number of remaining tranches			12
Vesting period percentage			6.25%
Mr. James Shannon
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		61,538	61,538
Number of options outstanding | Options		179,436	179,436
Number of options granted | Option			23,931		23,239		24,615
Exercise price of options granted | (per share)			€ 8.10		€ 4.20	9.91
Mr. James Shannon | Scenario One
Transactions between the Company and related parties
Number of tranches			4
Vesting period percentage			25.00%
Mr. James Shannon | Scenario Two
Transactions between the Company and related parties
Number of tranches			13
Number of remaining tranches			12
Vesting period percentage			6.25%
Mr. Bart Filius
Transactions between the Company and related parties
Number of options outstanding | Option		84,540	84,540
Number of options granted | Option			23,931		23,239		24,615
Exercise price of options granted | (per share)			€ 8.10		€ 4.20	9.91
Mr. Bart Filius | Scenario One
Transactions between the Company and related parties
Number of tranches			4
Vesting period percentage			25.00%
Mr. Bart Filius | Scenario Two
Transactions between the Company and related parties
Number of tranches			13
Number of remaining tranches			12
Vesting period percentage			6.25%
Mr. D.A. de Boer
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		705,309	705,309
Number of options outstanding | Option		3,569,706	3,569,706
Number of options granted | Options			1,650,051		442,279		395,561
Exercise price of options granted | $ / shares		$ 0.76		$ 4.20		$ 9.91
Bonus based on goals realized | €			€ 791,000		€ 284,000		€ 240,000
Weighted average remaining contractual life of outstanding share options			7 years 6 months
Mr. D.A. de Boer | Scenario One
Transactions between the Company and related parties
Number of tranches			4
Vesting period percentage			25.00%
Mr. D.A. de Boer | Scenario Two
Transactions between the Company and related parties
Number of tranches			13
Number of remaining tranches			12
Vesting period percentage			6.25%
Mr. R.K. Beukema
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		460,000	460,000
Number of options outstanding | Option		1,301,661	1,301,661
Number of options granted | Option			1,000,000
Exercise price of options granted | $ / shares		$ 0.66
Bonus based on goals realized | €			€ 84,000
Weighted average remaining contractual life of outstanding share options			8 years 4 months 24 days
Mr. R.K. Beukema | Scenario One
Transactions between the Company and related parties
Number of tranches			4
Vesting period percentage			25.00%
Mr. R.K. Beukema | Scenario Two
Transactions between the Company and related parties
Number of tranches			13
Number of remaining tranches			12
Vesting period percentage			6.25%